Note 23 - Business Segments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total

At or for the year ended December 31, 201 8 :
Interest income – external customers	$30,381	0	0	30,381
Non-interest income – external customers	7,714	0	0	7,714
Intersegment non-interest income	222	8,800	(9,022)	0
Interest expense	2,233	0	0	2,233
Non-interest expense	24,897	712	(222)	25,387
Income tax expense (benefit)	3,036	(148)	0	2,888
Net income	8,800	8,236	(8,800)	8,236
Total assets	710,281	83,380	(81,346)	712,315

At or for the year ended December 31, 2017:
Interest income – external customers	$27,680	0	0	27,680
Non-interest income – external customers	7,654	0	0	7,654
Intersegment non-interest income	210	4,879	(5,089)	0
Interest expense	1,491	306	0	1,797
Non-interest expense	24,722	742	(210)	25,254
Income tax expense (benefit)	4,976	(574)	0	4,402
Net income	4,879	4,404	(4,879)	4,404
Total assets	722,532	79,254	(79,101)	722,685

At or for the year ended December 31, 2016:
Interest income – external customers	$27,349	0	0	27,349
Non-interest income – external customers	8,201	0	0	8,201
Intersegment interest income	0	1	(1)	0
Intersegment non-interest income	210	7,148	(7,358)	0
Interest expense	1,004	589	0	1,593
Non-interest expense	23,572	768	(210)	24,130
Income tax expense (benefit)	4,680	(558)	0	4,122
Net income	7,148	6,350	(7,148)	6,350
Total assets	681,257	82,222	(81,456)	682,023